Unit-Based Compensation (Tables) - Boost Run Holdings LLC [Member]	3 Months Ended	4 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Restructuring Cost and Reserve [Line Items]
Schedule of Profit Interest Unit Activity

The following is a summary of the Profit Interest Unit activity for the three months ended March 31, 2026:

	Profit Interest Units	Weighted Average Profit Interest Unit Participation Threshold
Unvested balance as of December 31, 2025	4,023	$1,322
Granted	-	-
Vested	(743)	1,291
Forfeited	-	-
Unvested balance as of March 31, 2026	3,280	$1,330
Vested balance as of March 31, 2026	870	$1,746

The following is a summary of the Profit Interest Unit activity for the year ended December 31, 2025:

	Profit Interest Units	Weighted Average Profit Interest Unit Participation Threshold
Unvested balance as of December 31, 2023	-	$-
Granted	3,643	1,000
Vested	-	-
Forfeited	-	-
Unvested balance as of December 31, 2024	3,643	1,000
Granted	506	4,418
Vested	(126)	4,418
Forfeited	-	-
Unvested balance as of December 31, 2025	4,023	$1,322
Vested balance as of December 31, 2025	126	$4,418

Schedule of Fair Value of Profit Interest Units

The Company estimated the fair value of the Profit Interest Units using the OPM on the date of grant. The assumptions used in the OPM were as follows:

	December 31,
	2025	2024
Weighted average expected term (years)	0.59	6.00
Weighted average expected volatility	80.8%	77.5%
Risk-free interest rate	3.8%	4.2%
Dividend yield	0%	0%
Weighted average Marketability Discount	14.4%	32.5%